Financial Instruments Risk Management - Maturity Analysis, Other Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	$ 42,977	$ 41,323
Contractual capital commitments	6,219	4,857
Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	23,424	24,216
Contractual capital commitments	2,043	1,242
1 to 3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	4,044	3,957
Contractual capital commitments	1,320	985
3 to 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,997	2,859
Contractual capital commitments	647	576
Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	12,512	10,291
Contractual capital commitments	2,209	2,054
Investment contract liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	11,842	11,613
Investment contract liabilities | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	6,387	6,157
Investment contract liabilities | 1 to 3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,229	2,351
Investment contract liabilities | 3 to 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,548	1,413
Investment contract liabilities | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,678	1,692
Senior debentures and unsecured financing
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,321	2,708
Senior debentures and unsecured financing | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,760	2,133
Senior debentures and unsecured financing | 1 to 3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	28	28
Senior debentures and unsecured financing | 3 to 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	28	28
Senior debentures and unsecured financing | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	505	519
Subordinated debt
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	11,449	8,509
Subordinated debt | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	312	225
Subordinated debt | 1 to 3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	769	451
Subordinated debt | 3 to 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	606	585
Subordinated debt | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	9,762	7,248
Bond repurchase agreements
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,861	2,840
Bond repurchase agreements | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	2,861	2,840
Bond repurchase agreements | 1 to 3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Bond repurchase agreements | 3 to 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Bond repurchase agreements | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Accounts payable and accrued expenses
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	9,723	10,085
Accounts payable and accrued expenses | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	9,723	10,085
Accounts payable and accrued expenses | 1 to 3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Accounts payable and accrued expenses | 3 to 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Accounts payable and accrued expenses | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Lease commitments
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,090	1,056
Lease commitments | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	167	166
Lease commitments | 1 to 3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	294	262
Lease commitments | 3 to 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	236	207
Lease commitments | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	393	421
Secured borrowings from mortgage securitization
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,520	1,981
Secured borrowings from mortgage securitization | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	425	461
Secured borrowings from mortgage securitization | 1 to 3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	560	758
Secured borrowings from mortgage securitization | 3 to 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	390	382
Secured borrowings from mortgage securitization | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	145	380
Borrowed funds
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	423	405
Borrowed funds | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	41	23
Borrowed funds | 1 to 3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	164	107
Borrowed funds | 3 to 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	189	244
Borrowed funds | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	29	31
Credit facilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,748	2,126
Credit facilities | Due in 1 year or less
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	1,748	2,126
Credit facilities | 1 to 3 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Credit facilities | 3 to 5 years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Credit facilities | Over 5 Years
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	0	0
Contractual loans, equities and mortgages
Disclosure of financial liabilities [line items]
Contractual capital commitments	6,219	4,857
Contractual loans, equities and mortgages | Due in 1 year or less
Disclosure of financial liabilities [line items]
Contractual capital commitments	2,043	1,242
Contractual loans, equities and mortgages | 1 to 3 years
Disclosure of financial liabilities [line items]
Contractual capital commitments	1,320	985
Contractual loans, equities and mortgages | 3 to 5 years
Disclosure of financial liabilities [line items]
Contractual capital commitments	647	576
Contractual loans, equities and mortgages | Over 5 Years
Disclosure of financial liabilities [line items]
Contractual capital commitments	$ 2,209	$ 2,054